Debentures (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Debentures		R$ 7,803,855	R$ 8,147,617	R$ 6,757,481	R$ 8,429,710
Gross debt		7,887,077	8,240,769
Transaction cost		(83,222)	(93,152)
Debentures, current		1,346,347	2,144,485
Debentures, noncurent		R$ 6,457,508	6,003,132
Debentures Thirty Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel
Issue		8th
Allocation	[1]	Payment of the 6th issue of debentures and working capital increase
Issue date	[1]	06.14.2019
Number of installments	[1]	1
Final maturity	[1]	06.14.2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	106.0% of DI
Effective interest rate p.y.	[1]	110.93% of DI
Contract amount	[1]	R$ 500,000
Debentures	[1]		502,400
Debentures Twenty Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel GeT
Issue		3rd
Allocation		Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	10.20.2017
Number of installments	[1]	3
Final maturity	[1]	10.20.2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	126.0% ofDI
Effective interest rate p.y.	[1]	131.21% of DI
Contract amount	[1]	R$ 1,000,000
Debentures	[1]		339,767
Debentures Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel GeT
Issue		4th
Allocation		Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.
Issue date	[1]	07.23.2018
Number of installments	[1]	3
Final maturity	[1]	07.23.2023
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	126.0% ofDI
Effective interest rate p.y.	[1]	133.77% of DI
Contract amount	[1]	R$ 1,000,000
Debentures	[1]	R$ 357,573	690,311
Debentures One Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel GeT
Issue		5th
Allocation		Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.
Issue date	[2]	09.25.2018
Number of installments	[2]	5
Final maturity	[2]	09.15.2025
Payment of chages	[2]	Half-yearly
Contractual financial charges p.y.	[2]	IPCA + 7.6475%
Effective interest rate p.y.	[2]	IPCA+ 8.3295%
Contract amount	[2]	R$ 290,000
Debentures	[2]	R$ 225,643	284,483
Debentures Two Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel GeT
Issue		6th (1st serie)
Allocation	[3]	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.
Guarantees	[3]	Personal guarantee
Issue date	[3]	07.15.2019
Number of installments	[3]	2
Final maturity	[3]	07.15.2024
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	109.0% of DI
Effective interest rate p.y.	[3]	111.25% of DI
Contract amount	[3]	R$ 800,000
Debentures	[3]	R$ 852,816	825,358
Debentures Three Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel GeT
Issue		6th (2nd serie)
Allocation	[3]	Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects
Guarantees	[3]	Personal guarantee
Issue date	[3]	07.15.2019
Number of installments	[3]	1
Final maturity	[3]	07.15.2025
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	IPCA + 3.90%
Effective interest rate p.y.	[3]	IPCA+ 4.46%
Contract amount	[3]	R$ 200,000
Debentures	[3]	R$ 251,363	237,650
Debentures Four Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel GeT
Issue		7th (1st serie)
Allocation	[3]	Reinforcement of the Issuer's working capital; amortization and/or reimbursement of cash of the principal portion of the 3rd and 4th issue of debentures.
Guarantees	[3]	Personal guarantee
Issue date	[3]	10.15.2021
Number of installments	[3]	2
Final maturity	[3]	10.15.2026
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	DI + spread 1.38%
Effective interest rate p.y.	[3]	DI + spread 1.45%
Contract amount	[3]	R$ 1,133,363
Debentures	[3]	R$ 1,166,982	1,148,216
Debentures Five Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel GeT
Issue		7th (2nd serie)
Allocation	[3]	Investments for expansion, renovation or improvement and/or reimbursement of expenses within the scope of the Projects: Improvements of Gov. Bento Munhoz da Rocha Netto HPP; Implementation of the Assets of Lot “E”, from Aneel Auction No. 05/2015; Investments in Mata de Santa Genebra Transmissão S.A. and Bela Vista Geração de Energia S.A.
Issue date	[3]	10.15.2021
Number of installments	[3]	3
Final maturity	[3]	10.15.2031
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	IPCA + 5.7138%
Effective interest rate p.y.	[3]	IPCA + 6.1033%
Contract amount	[3]	R$ 366,637
Debentures	[3]	R$ 397,825	374,658
Debentures Six Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel DIS
Issue		3rd
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[3]	Personal guarantee
Issue date	[1]	10.20.2017
Number of installments	[1]	2
Final maturity	[1]	10.20.2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	126.0% of DI
Effective interest rate p.y.	[1]	130.85% of DI
Contract amount	[1]	R$ 500,000
Debentures	[1]		254,824
Debentures Seven Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel DIS
Issue		4th
Allocation	[1]	Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.
Guarantees	[3]	Personal guarantee
Issue date	[1]	09.27.2018
Number of installments	[1]	3
Final maturity	[1]	09.27.2023
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	DI + spread 2.70%
Effective interest rate p.y.	[1]	CDI + 3.96%
Contract amount	[1]	R$ 1,000,000
Debentures	[1]	R$ 346,895	684,185
Debentures Eight Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel DIS
Issue		5th (1st serie)
Allocation	[3]	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.
Guarantees	[3]	Personal guarantee
Issue date	[3]	11.15.2019
Number of installments	[3]	3
Final maturity	[3]	11.15.2027
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	IPCA + 4.20%
Effective interest rate p.y.	[3]	IPCA+ 4.61%
Contract amount	[3]	R$ 500,000
Debentures	[3]	R$ 618,209	584,489
Debentures Nine Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel DIS
Issue		5th (2nd serie)
Allocation	[3]	Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.
Guarantees	[3]	Personal guarantee
Issue date	[3]	11.15.2019
Number of installments	[3]	2
Final maturity	[3]	11.15.2022
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	DI + spread 1.45%
Effective interest rate p.y.	[3]	CDI + 1.65%
Contract amount	[3]	R$ 350,000
Debentures	[3]		177,187
Debentures Ten Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel DIS
Issue		6th (1st serie)
Allocation	[3]	Reinforcement of working capital and amortization of the first installment of the principal of the debentures of each of the Issuer's following issues: 3rd, 4th and 5th Issue.
Guarantees	[3]	Personal guarantee
Issue date	[3]	06.16.2021
Number of installments	[3]	2
Final maturity	[3]	06.15.2026
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	CDI + spread 1.95%
Effective interest rate p.y.	[3]	CDI + 2.02%
Contract amount	[3]	R$ 1,000,000
Debentures	[3]	R$ 1,006,449	1,005,102
Debentures Eleven Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel DIS
Issue		6th (2nd serie)
Allocation	[3]	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.
Guarantees	[3]	Personal guarantee
Issue date	[3]	06.16.2021
Number of installments	[3]	3
Final maturity	[3]	06.15.2031
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	IPCA + 4.7742%
Effective interest rate p.y.	[3]	IPCA + 5.1564%
Contract amount	[3]	R$ 500,000
Debentures	[3]	R$ 559,894	529,366
Debentures Twelve Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel DIS
Issue		7th (1st serie)
Allocation	[4]	Reinforcement of working capital; redemption of 3rd issue debentures; amortization of the 2nd installment of the principal of the 4th and 5th issuance.
Guarantees	[3]	Personal guarantee
Issue date	[4]	05.15.2022
Number of installments	[4]	2
Final maturity	[4]	05.15.2025
Payment of chages	[4]	Half-yearly
Contractual financial charges p.y.	[4]	CDI + 1.21%
Effective interest rate p.y.	[4]	CDI + 1.28%
Contract amount	[4]	R$ 300,000
Debentures	[4]	R$ 305,380
Debentures Thirteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Copel DIS
Issue		7th (2nd serie)
Issue date	[4]	05.15.2022
Number of installments	[4]	2
Final maturity	[4]	05.15.2027
Payment of chages	[4]	Half-yearly
Contractual financial charges p.y.	[4]	CDI + 1.36%
Effective interest rate p.y.	[4]	CDI + 1.42%
Contract amount	[4]	R$ 901,450
Debentures	[4]	R$ 917,789
Debentures Fourteen Due On [Member]
IfrsStatementLineItems [Line Items]
Issue		7th (3rd serie)
Allocation	[4]	Investments for expansion, renovation or improvement and/or reimbursement of expenses of the issuer's electricity distribution network, linked to Aneel's Concession Agreement No. 46/1999.
Issue date	[5]	05.15.2022
Number of installments	[5]	3
Final maturity	[5]	05.15.2032
Payment of chages	[5]	Half-yearly
Contractual financial charges p.y.	[5]	IPCA + 6.1732%
Effective interest rate p.y.	[5]	IPCA + 6.6587%
Contract amount	[5]	R$ 298,550
Debentures	[5]	R$ 301,830
Debentures Fifteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Brisa Potiguar
Issue		2nd (1st serie)
Allocation	[5]	Implementation of wind generating plants.
Guarantees	[5]	Real and personal guarantee and pledge of Copel GeT shares.
Issue date	[5]	03.24.2016
Number of installments	[5]	192
Final maturity	[5]	07.15.2032
Payment of chages	[5]	Monthly
Contractual financial charges p.y.	[5]	TJLP + 2.02%
Effective interest rate p.y.	[5]	TJLP + 2.02%
Contract amount	[5]	R$ 147,575
Debentures	[5]	R$ 91,468	100,240
Debentures Sixteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Brisa Potiguar
Issue		2nd (2nd serie)
Issue date	[5]	03.24.2016
Number of installments	[5]	192
Final maturity	[5]	07.15.2032
Payment of chages	[5]	Monthly
Contractual financial charges p.y.	[5]	IPCA + 9.87%
Effective interest rate p.y.	[5]	IPCA+ 10.92%
Contract amount	[5]	R$ 153,258
Debentures	[5]	R$ 126,067	131,630
Debentures Seventeen Due On [Member]
IfrsStatementLineItems [Line Items]
Company		Cutia
Issue		1st
Allocation	[2]	Construction and implementation of wind generating plants.
Guarantees	[2]	Personal guarantee
Issue date	[2]	03.20.2019
Number of installments	[2]	26
Final maturity	[2]	12.15.2031
Payment of chages	[2]	Half-yearly
Contractual financial charges p.y.	[2]	IPCA +5.8813%
Effective interest rate p.y.	[2]	IPCA+ 6.83%
Contract amount	[2]	R$ 360,000
Debentures	[2]	R$ 360,894	R$ 370,903

[1]	Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
[2]	Simple debentures, single series, not convertible into shares, with security interest and additional personal guarantee, for public distribution with restricted efforts, pursuant to CVM Instruction No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
[3]	Simple debentures, two series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
[4]	Simple debentures, three series, not convertible into shares, unsecured, with additional personal guarantee, for public distribution with restricted placement efforts, pursuant to CVM Instruction No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
[5]	Simple debentures, two series, not convertible into shares, issued privately. Companies: Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus and Ventos de Santo Uriel. Guarantor: Copel. They have no trustee.